Acquisition of Subsidiaries - Schedule of Acquisition Intended to Expand the Company’s Business (Parentheticals) (Details) - AlloyX Limited [Member]	12 Months Ended
Sep. 30, 2025 $ / shares shares
Class A Ordinary Shares [Member]
Schedule of Acquisition Intended to Expand the Company’s Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares issued (in Shares) | shares	106,779,926
Class B Ordinary Shares [Member]
Schedule of Acquisition Intended to Expand the Company’s Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares issued (in Shares) | shares	23,331,599